Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.86%
Communication services: 7.01%
Interactive media & services: 7.01%
Alphabet, Inc. Class C†	581,236	$81,913,589
Meta Platforms, Inc. Class A†	136,556	48,335,362
		130,248,951
Consumer discretionary: 8.59%
Broadline retail: 4.61%
Amazon.com, Inc.†	563,698	85,648,274
Specialty retail: 3.98%
Burlington Stores, Inc.†	191,023	37,150,153
Home Depot, Inc.	105,826	36,674,001
		73,824,154
Consumer staples: 4.45%
Consumer staples distribution & retail: 3.15%
Dollar General Corp.	245,478	33,372,734
Sysco Corp.	343,466	25,117,669
		58,490,403
Household products: 1.30%
Church & Dwight Co., Inc.	255,962	24,203,767
Financials: 10.34%
Capital markets: 5.33%
Charles Schwab Corp.	518,059	35,642,459
Intercontinental Exchange, Inc.	258,542	33,204,549
S&P Global, Inc.	68,353	30,110,864
		98,957,872
Financial services: 3.56%
Mastercard, Inc. Class A	154,971	66,096,681
Insurance: 1.45%
Marsh & McLennan Cos., Inc.	142,232	26,948,697
Health care: 10.73%
Health care equipment & supplies: 4.13%
Align Technology, Inc.†	60,002	16,440,548
Boston Scientific Corp.†	340,830	19,703,382
LivaNova PLC†	410,750	21,252,205
Medtronic PLC	235,475	19,398,431
		76,794,566
Health care providers & services: 1.87%
UnitedHealth Group, Inc.	65,936	34,713,326
Life sciences tools & services: 4.73%
Agilent Technologies, Inc.	232,051	32,262,050
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Life sciences tools & services(continued)
Bio-Rad Laboratories, Inc. Class A†	74,102	$23,926,795
Thermo Fisher Scientific, Inc.	59,571	31,619,691
		87,808,536
Industrials: 16.92%
Aerospace & defense: 4.08%
HEICO Corp. Class A	264,662	37,698,455
Melrose Industries PLC	3,464,647	25,057,592
MTU Aero Engines AG	60,489	13,038,178
		75,794,225
Building products: 2.80%
AZEK Co., Inc.†	512,392	19,598,994
Carlisle Cos., Inc.	103,387	32,301,200
		51,900,194
Commercial services & supplies: 1.69%
Republic Services, Inc.	190,830	31,469,775
Electrical equipment: 2.16%
Regal Rexnord Corp.	271,060	40,122,301
Machinery: 2.19%
Fortive Corp.	294,972	21,718,789
Ingersoll Rand, Inc.	244,118	18,880,086
		40,598,875
Professional services: 2.54%
Dun & Bradstreet Holdings, Inc.	1,929,995	22,580,942
TransUnion	357,971	24,596,187
		47,177,129
Trading companies & distributors: 1.46%
Air Lease Corp.	648,130	27,182,572
Information technology: 24.56%
Electronic equipment, instruments & components: 4.08%
Amphenol Corp. Class A	347,035	34,401,580
Teledyne Technologies, Inc.†	92,756	41,396,075
		75,797,655
Semiconductors & semiconductor equipment: 4.77%
Marvell Technology, Inc.	614,223	37,043,789
Texas Instruments, Inc.	302,513	51,566,366
		88,610,155
Software: 10.43%
Palo Alto Networks, Inc.†	63,761	18,801,844
Salesforce, Inc.†	287,480	75,647,487
ServiceNow, Inc.†	38,198	26,986,505
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Software(continued)
Splunk, Inc.†	277,362	$42,256,101
Workday, Inc. Class A†	108,248	29,882,943
		193,574,880
Technology hardware, storage & peripherals: 5.28%
Apple, Inc.	509,140	98,024,724
Materials: 4.68%
Chemicals: 4.68%
Ashland, Inc.	356,536	30,059,550
Olin Corp.	615,810	33,222,949
Sherwin-Williams Co.	75,645	23,593,676
		86,876,175
Real estate: 9.58%
Industrial REITs : 1.87%
Prologis, Inc.	260,333	34,702,389
Real estate management & development: 1.49%
CoStar Group, Inc.†	316,252	27,637,262
Residential REITs : 1.85%
Sun Communities, Inc.	256,737	34,312,900
Specialized REITs : 4.37%
American Tower Corp.	160,769	34,706,812
Equinix, Inc.	20,074	16,167,399
VICI Properties, Inc.	953,054	30,383,361
		81,257,572
Total common stocks (Cost $1,024,121,340)		1,798,774,010

		Yield
Short-term investments: 3.18%
Investment companies: 3.18%
Allspring Government Money Market Fund Select Class♠∞		5.28%	59,079,285	59,079,285
Total short-term investments (Cost $59,079,285)				59,079,285
Total investments in securities (Cost $1,083,200,625)	100.04%			1,857,853,295
Other assets and liabilities, net	(0.04)			(705,147)
Total net assets	100.00%			$1,857,148,148

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,872,865	$101,360,074	$(77,153,654)	$0	$0	$59,079,285	59,079,285	$872,065
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$130,248,951	$0	$0	$130,248,951
Consumer discretionary	159,472,428	0	0	159,472,428
Consumer staples	82,694,170	0	0	82,694,170
Financials	192,003,250	0	0	192,003,250
Health care	199,316,428	0	0	199,316,428
Industrials	314,245,071	0	0	314,245,071
Information technology	456,007,414	0	0	456,007,414
Materials	86,876,175	0	0	86,876,175
Real estate	177,910,123	0	0	177,910,123
Short-term investments
Investment companies	59,079,285	0	0	59,079,285
Total assets	$1,857,853,295	$0	$0	$1,857,853,295
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund